Shareholder Fees (Vanguard Long-Term Investment-Grade Fund Participant)	Vanguard Long-Term Investment-Grade Fund Vanguard Long-Term Investment-Grade Fund - Investor Shares 2/1/2014 - 1/31/2015
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none